Risk - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 12,301	$ 933	R$ 834	R$ 4,358	R$ 683
CDI rate	6.42%
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.8742	3.8742
Base scenario [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.8742	3.8742
Scenario I [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.2616	4.2616
Percentage increase in foreign exchange rate	10.00%
Foreign exchange gain	4.2616
Scenario II [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.4867	3.4867
Foreign exchange gain	3.4867
Percentage decrease in foreign exchange rate	10.00%